FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets Measured at Fair Value
The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$397	$-	$-	$397

Total financials assets	$397	$-	$-	$397

	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$218	$-	$-	$218
Investment in BioCancell - investment in warrants	-	-	25	25

Total financials assets	$218	$-	$25	$243